Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Summary of Cash Flows Related to Debt

A detailed cash flow related to debt throughout 2014 is summarized in the table below:

		2014
Borrowings on long-term debt
Borrowings on $27,000,000 Revolving Note Payable		$9,000,000
Borrowings on $62,500,000 Revolving Note Payable		2,500,000
Total borrowings on long-term debt		$11,500,000
Repayment on long-term debt
Repayment of $27,000,000 Revolving Note Payable		(24,000,000)
Repayment of $62,500,000 Revolving Note Payable		(62,500,000)
Pay down of $1,500,000 10% Note		(1,500,000)
Total repayment on long-term debt		$(88,000,000)
Net borrowings on short-term debt
Borrowings on $40,000,000 Credit Facilities		18,000,000
Repayment of $40,000,000 Credit Facilities		(18,000,000)
Borrowings on $2,000,000 Convertible Shareholder Note		2,000,000
Repayment of $2,000,000 Convertible Shareholder Note		(2,000,000)
	$